Compensation and benefits	6 Months Ended
Jun. 30, 2013
Compensation and benefits
Note 11 Compensation and benefits

in	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	4,996	5,731
Social security	443	456
Other [1]	484	504
Compensation and benefits [2]	5,923	6,691
1 Includes pension and other post-retirement expense of CHF 319 million and CHF 383 million in 6M13 and 6M12, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 144 million and CHF 168 million as of 6M13 and 6M12, respectively.